Equity Method Investment - Summarized Financial Information (Details) - Minnesota Pipe Line Company [Member] - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Equity Method Investment, Summarized Financial Information, Revenue	$ 24,082	$ 206,195	$ 184,712
Equity Method Investment, Summarized Financial Information, Cost of Sales	12,524	88,909	141,250
Equity Method Investment, Summarized Financial Information, Gross Profit (Loss)	11,558	117,286	43,462
Equity Method Investment, Summarized Financial Information, Net Income (Loss)	9,524	96,485	22,821
Equity Method Investment, Summarized Financial Information, Net Income (Loss) Available to Common Shareholders	$ 8,174	86,832	13,168
Balance Sheet Related Disclosures [Abstract]
Equity Method Investment, Summarized Financial Information, Current Assets		24,020	9,578
Equity Method Investment, Summarized Financial Information, Noncurrent Assets		441,825	450,662
Equity Method Investment, Summarized Financial Information, Assets		465,845	460,240
Equity Method Investment, Summarized Financial Information, Current Liabilities		17,658	21,887
Equity Method Investment, Summarized Financial Information, Noncurrent Liabilities		0	0
Equity Method Investment, Summarized Financial Information, Liabilities		17,658	21,887
Equity Method Investment Summarized Financial Information, Equity		$ 448,187	$ 438,353